Consolidated Statement of Changes in Equity (USD $) In Millions, unless otherwise specified		Total		Preferred stock	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss), net of tax	Treasury stock	Non- redeemable noncontrolling interests of consolidated investment management funds	Redeemable non- controlling interests/ temporary equity
Beginning Balance at Dec. 31, 2011	[1]	$ 34,078	[2]	$ 0	$ 12	$ 23,185	$ 12,803	$ (1,627)	$ (965)	$ 670	$ 114
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests											45
Redemption of subsidiary shares from noncontrolling interests											(10)
Other net changes in noncontrolling interests		76				(2)	6			72	23
Net income	[1]	2,513					2,437			76	2
Other comprehensive income (loss)		999					0	984		15	4
Dividends:
Common stock at $0.66, $0.58 and $0.52 per share in December 31, 2014, 2013 and 2012)		(623)					(623)
Preferred stock		(18)					(18)
Repurchase of common stock		(1,148)							(1,148)
Common stock issued under:
Employee benefit plans		27				27
Direct stock purchase and dividend reinvestment plan		20				20
Stock Issued During Period, Value, New Issues		1,068		1,068
Stock awards and options exercised		255			1	255			(1)
Ending Balance at Dec. 31, 2012	[1]	37,247	[2],[3]	1,068	13	23,485	14,605	(643)	(2,114)	833	178
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests											49
Redemption of subsidiary shares from noncontrolling interests											(81)
Other net changes in noncontrolling interests		(140)				21				(161)	73
Net income	[1]	2,184					2,104			80	1
Other comprehensive income (loss)		(230)					(12)	(249)		31	10
Dividends:
Common stock at $0.66, $0.58 and $0.52 per share in December 31, 2014, 2013 and 2012)		(681)					(681)
Preferred stock		(64)					(64)
Repurchase of common stock		(1,026)							(1,026)
Common stock issued under:
Employee benefit plans		25				25
Direct stock purchase and dividend reinvestment plan		20				20
Stock Issued During Period, Value, New Issues		494		494
Stock awards and options exercised		451				451
Ending Balance at Dec. 31, 2013	[1],[4]	38,280	[3],[5],[6]	1,562	13	24,002	15,952	(892)	(3,140)	783	230
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests											63
Redemption of subsidiary shares from noncontrolling interests		(31)				(31)					(103)
Other net changes in noncontrolling interests		287				10				277	53
Net income		2,651					2,567			84
Other comprehensive income (loss)		(853)						(742)		(111)	(14)
Dividends:
Common stock at $0.66, $0.58 and $0.52 per share in December 31, 2014, 2013 and 2012)		(763)					(763)
Preferred stock		(73)		0			(73)
Repurchase of common stock		(1,669)							(1,669)
Common stock issued under:
Employee benefit plans		24				24
Direct stock purchase and dividend reinvestment plan		21				21
Stock awards and options exercised		600				600
Ending Balance at Dec. 31, 2014		$ 38,474	[5],[6]	$ 1,562	$ 13	$ 24,626	$ 17,683	$ (1,634)	$ (4,809)	$ 1,033	$ 229

[1]	Retained earnings, total permanent equity and net income were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $33,408 million at Dec. 31, 2011 and $35,346 million at Dec. 31, 2012.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,346 million at Dec. 31, 2012 and $35,935 million at Dec. 31, 2013.
[4]	Retained earnings and total permanent equity were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[5]	Prior year balances were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[6]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,935 million at Dec. 31, 2013 and $35,879 million at Dec. 31, 2014.